Subsequent Events (Details) - USD ($)		12 Months Ended
	May 19, 2023	Dec. 31, 2022	Dec. 31, 2024	Dec. 31, 2023	Jun. 01, 2023
Subsequent Events (Details) [Line Items]
Shareholders payable amount		$ 800,000,000
Price per share (in Dollars per share)		$ 10
Revenue		$ 258,000,000,000
Common Class A [Member]
Subsequent Events (Details) [Line Items]
Shares issued (in Shares)		1,600,000
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Purchase in private placement	$ 2,173,657
Total consideration	$ 21,736,569.25
Subsequent Event [Member] | Common Class A [Member]
Subsequent Events (Details) [Line Items]
Common stock par value (in Dollars per share)	$ 0.0001
Forecast [Member]
Subsequent Events (Details) [Line Items]
Revenue			$ 459,000,000,000	$ 352,000,000,000
Forecast [Member] | Common Class A [Member]
Subsequent Events (Details) [Line Items]
Shares issued (in Shares)			1,600,000	1,600,000
Forecast [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Annual interest rate					1.00%